Condensed Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022
Temporary equity, shares issued		1,465,100	947,163
Temporary equity, shares outstanding		1,465,100	947,163
Temporary equity, shares authorized		81,635,738	3,000,000
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	60,000,000	0
Preferred stock, shares issued	0	0
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	220,000,000	108,840,000	4,000,000
Common stock, shares issued	68,440,829	16,501,984	606,425
Common stock, shares outstanding	68,440,829	16,501,984	606,425
Previously Reported [Member]
Temporary equity, shares authorized		3,000,000
Common stock, shares authorized		4,000,000
Common stock, shares issued		606,425
Common stock, shares outstanding		606,425
Series A Preferred Stock [Member]
Temporary equity, shares issued	0	39,868,173	947,163
Temporary equity, shares outstanding		39,868,173	947,163
Temporary equity, par or stated value per share	$ 0.0001	$ 0.0001
Temporary equity, shares authorized	0	5,442,383	200,000
Series A Preferred Stock [Member] | Previously Reported [Member]
Temporary equity, shares issued		1,465,100
Temporary equity, shares outstanding		1,465,100
Temporary equity, shares authorized		200,000
Series A1 Preferred Stock [Member]
Temporary equity, shares issued	0	39,868,173	947,163
Temporary equity, shares outstanding		39,868,173	947,163
Temporary equity, par or stated value per share	$ 0.0001		$ 0.0001
Temporary equity, shares authorized	0	76,193,356	2,800,000
Series A1 Preferred Stock [Member] | Previously Reported [Member]
Temporary equity, shares issued		1,465,100
Temporary equity, shares outstanding		1,465,100
Temporary equity, shares authorized		2,800,000